SIGNIFICANT ACCOUNTING POLICIES - Impact of New Accounting Standard (Details) - USD ($) $ in Millions	Jun. 30, 2018	Mar. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Disclosure of initial application of standards or interpretations [line items]
Accounts receivable and other	$ 12,656			$ 11,973
Inventory	6,560			6,311
Equity accounted investments	30,025			31,994
Deferred income tax assets	2,148			1,464
Total Assets	199,168			192,720
Accounts payable and other	18,330			17,965
Deferred income tax liabilities	11,103			11,409
Total Liabilities	119,998			112,848
Equity	79,170	$ 81,315		79,872	$ 74,045	$ 70,426	$ 69,688
Total Liabilities and Equity	199,168			192,720
Balance at December 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Accounts receivable and other				11,973
Inventory				6,311
Equity accounted investments				31,994
Deferred income tax assets				1,464
Other assets				140,978
Total Assets				192,720
Accounts payable and other				17,965
Deferred income tax liabilities				11,409
Other liabilities				83,474
Total Liabilities				112,848
Equity				79,872
Total Liabilities and Equity				192,720
IFRS 15 Adjustments
Disclosure of initial application of standards or interpretations [line items]
Accounts receivable and other				(368)
Inventory				258
Equity accounted investments				(3)
Deferred income tax assets				42
Other assets				0
Total Assets				(71)
Accounts payable and other				208
Deferred income tax liabilities				1
Other liabilities				0
Total Liabilities				209
Equity				(280)
Total Liabilities and Equity				(71)
Balance at January 1, 2018
Disclosure of initial application of standards or interpretations [line items]
Equity				79,570
IFRS 15 [Member] | Balance at January 1, 2018
Disclosure of initial application of standards or interpretations [line items]
Accounts receivable and other			$ 11,605
Inventory			6,569
Equity accounted investments			31,991
Deferred income tax assets			1,506
Other assets			140,978
Total Assets			192,649
Accounts payable and other			18,173
Deferred income tax liabilities			11,410
Other liabilities			83,474
Total Liabilities			113,057
Equity			79,592
Total Liabilities and Equity			192,649
Preferred equity | Preferred shares
Disclosure of initial application of standards or interpretations [line items]
Equity	4,192	4,192		4,192	3,949	3,950	3,954
Preferred equity | Balance at December 31, 2017 | Preferred shares
Disclosure of initial application of standards or interpretations [line items]
Equity				4,192
Preferred equity | IFRS 15 Adjustments | Preferred shares
Disclosure of initial application of standards or interpretations [line items]
Equity				0
Preferred equity | Balance at January 1, 2018 | Preferred shares
Disclosure of initial application of standards or interpretations [line items]
Equity				4,192
Preferred equity | IFRS 15 [Member] | Balance at January 1, 2018 | Preferred shares
Disclosure of initial application of standards or interpretations [line items]
Equity			4,192
Non-controlling interests
Disclosure of initial application of standards or interpretations [line items]
Non-controlling interests	50,597	52,667		51,628	47,767	43,965	43,235
Non-controlling interests | Balance at December 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Non-controlling interests				51,628
Non-controlling interests | IFRS 15 Adjustments
Disclosure of initial application of standards or interpretations [line items]
Non-controlling interests				(83)
Non-controlling interests | Balance at January 1, 2018
Disclosure of initial application of standards or interpretations [line items]
Non-controlling interests				51,544
Non-controlling interests | IFRS 15 [Member] | Balance at January 1, 2018
Disclosure of initial application of standards or interpretations [line items]
Non-controlling interests			51,545
Common equity | Common shares
Disclosure of initial application of standards or interpretations [line items]
Equity	$ 24,381	$ 24,456		24,052	$ 22,329	$ 22,511	$ 22,499
Common equity | Balance at December 31, 2017 | Common shares
Disclosure of initial application of standards or interpretations [line items]
Equity				24,052
Common equity | IFRS 15 Adjustments | Common shares
Disclosure of initial application of standards or interpretations [line items]
Equity				(197)
Common equity | Balance at January 1, 2018 | Common shares
Disclosure of initial application of standards or interpretations [line items]
Equity				$ 23,834
Common equity | IFRS 15 [Member] | Balance at January 1, 2018 | Common shares
Disclosure of initial application of standards or interpretations [line items]
Equity			$ 23,855